Deferred tax (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Tax
Schedule of deferred taxes

	2026	2025
	£’000	£’000
UK deferred tax assets	29,997	24,927

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2026	2025
	£’000	£’000
At 1 July	24,927	17,607
Credited to statement of profit or loss (Note 10)	4,581	7,728
Credited/(expensed) to other comprehensive income (Note 10)	289	(408)
Credit relating to share-based payments(1)	200	—
At 30 June	29,997	24,927
(1)	Credits relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date – see consolidated statement of changes in equity above.

Schedule of unrecognized US deferred tax asset

General
		Net operating	accruals not	Salary not
		losses and	paid within	paid within
	Foreign tax	interest	8.5 months	2.5 months	Research and
	credits	restriction	of year end	of year end	development	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	7,780	76,111	3,751	1,743	3,341	1,545	94,271

US
Deferred Tax
Schedule of movements in net deferred tax asset/(liability)

	Net operating
	losses and interest	Property, plant	Foreign tax
	restriction	and equipment	credits	Total
	£’000	£’000	£’000	£’000
At 1 July 2024	(4,277)	4,277	—	—
(Credited)/expensed to statement of profit or loss	(15,144)	(65)	15,209	—
At 30 June 2025	(19,421)	4,212	15,209	—
(Credited)/expensed to statement of profit or loss	(15,061)	(325)	15,386	—
At 30 June 2026	(34,482)	3,887	30,595	—

UK
Deferred Tax
Schedule of movements in net deferred tax asset/(liability)

	Accelerated		Non	Property	Net
	tax		qualifying	fair value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(1)	Total(2)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2024	(3,459)	(22,582)	(17,467)	(15,549)	71,882	4,782	17,607
(Expensed)/credited to statement of profit or loss (Note 10)	(1,676)	(4,677)	5	631	15,287	(1,842)	7,728
Expensed to other comprehensive income (Note 10)	—	—	—	—	(132)	(276)	(408)
At 30 June 2025	(5,135)	(27,259)	(17,462)	(14,918)	87,037	2,664	24,927
(Expensed)/credited to statement of profit or loss (Note 10)	(4,461)	(11,302)	4	631	20,021	(312)	4,581
Credited to other comprehensive income (Note 10)	—	—	—	—	132	157	289
Credit relating to share based payments (Note 10)	—	—	—	—	—	200	200
At 30 June 2026	(9,596)	(38,561)	(17,458)	(14,287)	107,190	2,709	29,997
(1)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2027.
(2)	Of the total deferred tax assets, £29,997,000 is expected to be settled after more than one year.